Regulatory Assets and Liabilities (Storm reserve & Solar investment) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) MW	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Sep. 10, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Regulatory Assets [Line Items]
Regulatory Assets			$ 1,376			$ 1,322
Tampa Electric Division [Member] | Tropical Storm Colin, Hurricane Hermine and Hurricane Matthew Restoration [Member] | OM&G [Member] | Other Regulatory Assets (Liabilities) [Member] | LossFromCatastrophesMember
Regulatory Assets [Line Items]
Storm cost		$ 10
Tampa Electric Division [Member] | Hurricane Irma Restoration [Member] | OM&G [Member] | Capital Expenditures [Member] | LossFromCatastrophesMember
Regulatory Assets [Line Items]
Storm Reserve					$ 8
Tampa Electric Division [Member] | Hurricane Irma Restoration [Member] | OM&G [Member] | Other Regulatory Assets (Liabilities) [Member] | LossFromCatastrophesMember
Regulatory Assets [Line Items]
Storm cost	$ 4
Storm Reserve					$ 93
Tampa Electric Division [Member] | SoBRA [Member] | Capital Expenditures [Member]
Regulatory Assets [Line Items]
Estimated Investement in projects				$ 850
Capacity Of Utility Project | MW	600
Estimated revenue	$ 26
Estimated revenue in MW | MW	145